Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 6,201	$ 61,988
Short-term bank deposits	63,080
Trade receivables (net of allowances for doubtful accounts amounted to $9 and $19 as of December 31, 2019 and 2018, respectively)	11,039	20,381
Inventories	1,356	251
Other accounts receivable and prepaid expenses	1,536	1,766
Total current assets	83,212	84,386
NON- CURRENT ASSETS:
Severance pay fund	3,365	2,967
Other long-term receivables	2,314	346
Property and equipment, net	1,669	1,832
Operating lease right-of-use assets	5,842
Total non-current assets	13,190	5,145
Total assets	96,402	89,531
CURRENT LIABILITIES:
Trade payables	2,452	1,559
Employees and payroll accruals	4,132	3,420
Deferred revenues and advances from customers	828	266
Operating lease liabilities	1,263
Other liabilities and accrued expenses	4,050	2,281
Total current liabilities	12,725	7,526
NON-CURRENT LIABILITIES:
Deferred revenues	100	100
Accrued severance pay	3,904	3,425
Operating lease liabilities	4,967
Other liabilities and accrued expenses	836
Total non-current liabilities	9,807	3,525
Total liabilities	22,532	11,051
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at December 31, 2019 and 2018; 13,822,185 and 13,735,759 shares issued and 13,786,153 and 13,699,727 shares outstanding at December 31, 2019 and 2018, respectively	648	643
Additional paid-in capital	137,969	135,730
Accumulated other comprehensive loss	(2,634)	(2,612)
Accumulated deficit	(62,113)	(55,281)
Total shareholders' equity	73,870	78,480
Total liabilities and shareholders' equity	$ 96,402	$ 89,531